Share Capital (Details) - Schedule of Shares Issued Granted Options - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employees [Member]
Share Capital [Line Items]
Award amount (in Shares)	158,000	529,000	96,500
Vesting period	4 years	4 years	4 years
Expiration	10 years	10 years	10 years
Directors [Member]
Share Capital [Line Items]
Award amount (in Shares)		217,000	23,000
Exercise price range (in Dollars per share)		$ 9.22	$ 15.2
Vesting period		4 years	4 years
Expiration		10 years	10 years
Minimum [Member] | Employees [Member]
Share Capital [Line Items]
Exercise price range (in Dollars per share)	$ 5.65	$ 5.33	$ 12.78
Maximum [Member] | Employees [Member]
Share Capital [Line Items]
Exercise price range (in Dollars per share)	$ 7.5	$ 9.22	$ 20.7